Liabilities to Credit Institutions - Summary of Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Non-current liabilities to credit institutions	$ 173,353	$ 182,783
Current liabilities to credit institutions	344,412	340,266
Total	$ 517,765	$ 523,049